Selected Quarterly Financial Information	12 Months Ended
Apr. 28, 2012
Selected Quarterly Financial Information
21.	Selected Quarterly Financial Information (Unaudited)

A summary of quarterly financial information for fiscal 2012, fiscal 2011 and fiscal 2010 is as follows:

Fiscal 2012 Quarter Ended On or About	July 2011	October 2011	January 2012	April 2012	Total Fiscal Year 2012
Sales	$1,418,404	1,891,961	2,439,124	1,379,710	7,129,199
Gross profit	$387,558	471,664	652,816	398,778	1,910,816

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(56,606)	(6,563)	52,031	(57,729)	(68,867)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.78	(1.08)	(1.41)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(0.99)	(0.17)	0.71	(1.08)	(1.41)

Fiscal 2011 Quarter Ended On or About	July 2010	October 2010	January 2011	April 2011	Total Fiscal Year 2011
Sales	$1,395,842	1,904,146	2,323,780	1,374,797	6,998,565
Gross profit	$351,700	450,120	613,672	377,362	1,792,853

Net earnings (loss) attributable to Barnes & Noble, Inc.	$(62,518)	(12,568)	60,583	(59,416)	(73,920)
Basic earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.01	(1.04)	(1.31)
Diluted earnings (loss) per common share:

Net earnings (loss) attributable to Barnes & Noble, Inc. available to common shareholders	$(1.12)	(0.22)	1.00	(1.04)	(1.31)